Note 3 - Changes in Accounting Policies and Disclosures - Adoption of New Accounting Standard (Details) - USD ($) $ in Thousands	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Lease liability recognized as of January 1, 2019		$ 12,003	$ 0	[1]
Furniture, fixtures and equipment		26,053	12,162
Non-current lease liabilities and other loans		9,181	2,271
Current lease liabilities and other loans		47,793	2,490
Other current liabilities		15,142	9,701
Net impact on equity		$ 912,206	$ 775,460		$ 583,503	$ 568,197
Increase (decrease) due to application of IFRS 16 [member]
Statement Line Items [Line Items]
Furniture, fixtures and equipment	$ 14,969
Non-current lease liabilities and other loans	10,709
Current lease liabilities and other loans	4,260
Other current liabilities	(64)
Net impact on equity	64
IAS 17 [Member]
Statement Line Items [Line Items]
Operating lease commitments disclosed as of December 31, 2018	7,790
Discounted using the lessee’s incremental borrowing rate (4%) of at the date of initial application	7,202
Add: adjustments as a result of a different treatment of extension and termination options	7,533
Add: finance lease liabilities recognized as of December 31, 2018	234
Lease liability recognized as of January 1, 2019	$ 14,969

[1]	In the previous year, the Group only recognized lease assets and lease liabilities in relation to leases that were classified as "finance leases" under IAS 17. The assets were presented in property, plant and equipment and the liabilities as part of the Group's borrowings. For adjustments recognised on adoption of IFRS 16 on 1 January 2019, please refer to Note 3